NOTE 12 - GOING CONCERN (Details) - USD ($)		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NOTE 12 - GOING CONCERN (Details) [Line Items]
Retained Earnings (Accumulated Deficit)		$ (40,085,981)	$ (38,072,182)
Working capital (deficit)		(4,667,093)
Stockholders' Equity Attributable to Parent		$ (4,546,654)	$ (4,046,145)	$ (2,569,234)
Substantial Doubt about Going Concern, Conditions or Events		The Company believes that it will need approximately $1,500,000 during the next 12 months for continued commercial operations, research and development, as well as for general corporate purposes.
Proceeds from Issuance or Sale of Equity		$ 675,000
Stock Issued During Period, Shares, New Issues (in Shares)		11,833,334
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.06
Subsequent Event [Member]
NOTE 12 - GOING CONCERN (Details) [Line Items]
Proceeds from Convertible Debt	$ 250,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000,000